Financial Instruments (Tables)	12 Months Ended
Sep. 29, 2012
Cash and Available-for-sale Securities' Adjusted Cost, Gross Unrealized Gains, Gross Unrealized Losses and Fair Value by Significant Investment Category

The following tables show the Company’s cash and available-for-sale securities’ adjusted cost, gross unrealized gains, gross unrealized losses and fair value by significant investment category recorded as cash and cash equivalents or short- or long-term marketable securities as of September 29, 2012 and September 24, 2011 (in millions):

	2012
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short-Term Marketable Securities	Long-Term Marketable Securities
Cash	$3,109	$0	$0	$3,109	$3,109	$0	$0

Level 1:
Money market funds	1,460	0	0	1,460	1,460	0	0
Mutual funds	2,385	79	(2)	2,462	0	2,462	0

Subtotal	3,845	79	(2)	3,922	1,460	2,462	0

Level 2:
U.S. Treasury securities	20,088	21	(1)	20,108	2,608	3,525	13,975
U.S. agency securities	19,540	58	(1)	19,597	1,460	1,884	16,253
Non-U.S. government securities	5,483	183	(2)	5,664	84	1,034	4,546
Certificates of deposit and time deposits	2,189	2	0	2,191	1,106	202	883
Commercial paper	2,112	0	0	2,112	909	1,203	0
Corporate securities	46,261	568	(8)	46,821	10	7,455	39,356
Municipal securities	5,645	74	0	5,719	0	618	5,101
Mortgage- and asset-backed securities	11,948	66	(6)	12,008	0	0	12,008

Subtotal	113,266	972	(18)	114,220	6,177	15,921	92,122

Total	$120,220	$1,051	$(20)	$121,251	$10,746	$18,383	$92,122

	2011
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short- Term Marketable Securities	Long-Term Marketable Securities
Cash	$2,903	$0	$0	$2,903	$2,903	$0	$0

Level 1:
Money market funds	1,911	0	0	1,911	1,911	0	0
Mutual funds	1,227	0	(34)	1,193	0	1,193	0

Subtotal	3,138	0	(34)	3,104	1,911	1,193	0

Level 2:
U.S. Treasury securities	10,717	39	(3)	10,753	1,250	2,149	7,354
U.S. agency securities	13,467	24	(3)	13,488	225	1,818	11,445
Non-U.S. government securities	5,559	11	(2)	5,568	551	1,548	3,469
Certificates of deposit and time deposits	4,175	2	(2)	4,175	728	977	2,470
Commercial paper	2,853	0	0	2,853	2,237	616	0
Corporate securities	35,241	132	(114)	35,259	10	7,241	28,008
Municipal securities	3,411	56	0	3,467	0	595	2,872

Subtotal	75,423	264	(124)	75,563	5,001	14,944	55,618

Total	$81,464	$264	$(158)	$81,570	$9,815	$16,137	$55,618

Notional Principal Amounts of Outstanding Derivative Instruments and Credit Risk Amounts of Associated with Outstanding or Unsettled Derivative Instruments

The following table shows the notional principal amounts of the Company’s outstanding derivative instruments and credit risk amounts associated with outstanding or unsettled derivative instruments as of September 29, 2012 and September 24, 2011 (in millions):

	2012		2011
	Notional Principal	Credit Risk Amounts	Notional Principal	Credit Risk Amounts
Instruments designated as accounting hedges:
Foreign exchange contracts	$41,970	$140	$13,705	$537

Instruments not designated as accounting hedges:
Foreign exchange contracts	$13,403	$12	$9,891	$56

Derivative Instruments at Gross Fair Value as Reflected in Consolidated Balance Sheets

The following tables show the Company’s derivative instruments at gross fair value as reflected in the Consolidated Balance Sheets as of September 29, 2012 and September 24, 2011 (in millions):

	2012
	Fair Value of Derivatives Designated as Hedge Instruments	Fair Value of Derivatives Not Designated as Hedge Instruments	Total Fair Value
Derivative assets (a):
Foreign exchange contracts	$138	$12	$150

Derivative liabilities (b):
Foreign exchange contracts	$516	$41	$557

	2011
	Fair Value of Derivatives Designated as Hedge Instruments	Fair Value of Derivatives Not Designated as Hedge Instruments	Total Fair Value
Derivative assets (a):
Foreign exchange contracts	$460	$56	$516

Derivative liabilities (b):
Foreign exchange contracts	$72	$37	$109

(a)	The fair value of derivative assets is measured using Level 2 fair value inputs and is recorded as other current assets in the Consolidated Balance Sheets.

(b)	The fair value of derivative liabilities is measured using Level 2 fair value inputs and is recorded as accrued expenses in the Consolidated Balance Sheets.

Pre-Tax Effect of Derivative Instruments Designated as Cash Flow and Net Investment Hedges

The following table shows the pre-tax effect of the Company’s derivative instruments designated as cash flow and net investment hedges in the Consolidated Statements of Operations for the years ended September 29, 2012 and September 24, 2011 (in millions):

	Years Ended
	Gains/(Losses) Recognized in OCI - Effective Portion (c)		Gains/(Losses) Reclassified from AOCI into Net Income - Effective Portion (c)		Gains/(Losses) Recognized – Ineffective Portion and Amount Excluded from Effectiveness Testing
	September 29, 2012	September 24, 2011	September 29, 2012 (a)	September 24, 2011 (b)	Location	September 29, 2012	September 24, 2011
Cash flow hedges:
Foreign exchange contracts	$(175)	$153	$607	$(704)	Other income and expense	$(658)	$(213)
Net investment hedges:
Foreign exchange contracts	(5)	(43)	0	0	Other income and expense	3	1

Total	$(180)	$110	$607	$(704)		$(655)	$(212)

(a)

Includes gains/(losses) reclassified from AOCI into net income for the effective portion of cash flow hedges, of which $537 million and $70 million were recognized within net sales and cost of sales, respectively, within the Consolidated Statement of Operations for the year ended September 29, 2012. There were no amounts reclassified from AOCI into income for the effective portion of net investment hedges for the year ended September 29, 2012.

(b)

Includes gains/(losses) reclassified from AOCI into income for the effective portion of cash flow hedges, of which $(349) million and $(355) million were recognized within net sales and cost of sales, respectively, within the Consolidated Statement of Operations for the year ended September 24, 2011. There were no amounts reclassified from AOCI into income for the effective portion of net investment hedges for the year ended September 24, 2011.

(c)	Refer to Note 6, “Shareholders’ Equity and Share-based Compensation,” which summarizes the activity in AOCI related to derivatives.